IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Market Risk [line items]
IRC (one-year measure)	$ 248.1	$ 229.2	$ 169.4
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	180.9	176.1	125.2
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	67.2	53.1	44.2
High risk [member]
Market Risk [line items]
IRC (one-year measure)	279.1
High risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	218.0
High risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	73.5
Low risk [member]
Market Risk [line items]
IRC (one-year measure)	219.2
Low risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	168.1
Low risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	45.5
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	251.1	200.5	181.7
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	193.8	153.8	116.0
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 57.3	$ 46.7	$ 65.7